UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10571

Blue Chip Investor Fund

(Exact name of registrant as specified in charter)

480 N. Magnolia Avenue, Suite 103, El Cajon,  Ca  92130

 (Address of principal executive offices)           (Zip code)

Ross C. Provence

480 N. Magnolia Avenue, Suite 103, El Cajon,  Ca  92130

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

BLUE CHIP INVESTOR FUND

Annual Report

December 31, 2003

Blue Chip Investor Fund

Annual Report

December 31, 2003

Dear Shareholder:

In 2003 the Fund advanced 25.01%, while the S&P 500 gained 28.63%.  We're never concerned about performance in the short term.  Since our approach is risk averse, returns may lag the market in banner years.

Now is an excellent time for you to review the Fund's philosophy and strategy.  The philosophy remains simple-employ a conservative, businesslike approach in becoming part-owners (shareholders) of American companies with the best long-term prospects.  This mindset precedes performance; in fact it makes performance possible.  Our philosophy is implemented via a strategy by which we identify:

LARGE COMPANIES

Well-established firms provide greater stability and lower risk of insolvency.  We thus focus on companies that are earning at least $100 million a year.  Incidentally, in the United States-by far the most prosperous country in the world-there are only 671 such companies.

If the stock of a company earning $100 million trades at a P/E of 20, then the market capitalization of the company is $2 billion ($100 million x 20).  On Wall Street, a $2 billion market cap is often the dividing point between "mid-cap" and "small-cap" stocks.  Therefore, our focus is on large-and-mid-cap stocks.

HIGH-QUALITY COMPANIES

Standard & Poor's Corporation has ranked stocks for decades.  These S&P Rankings-which range from A+ to D-are largely based upon growth and stability of earnings over the prior 10 years.  Companies that have for at least a decade produced good earnings have a high probability of continuing to do so.  We generally elect to invest in companies with a B+ or better ranking.  Of companies earning $100 million or more a year, only 443 are ranked B+ or better.

GROWTH COMPANIES

Some investors think earnings growth of 14-15% per year doesn't sound very impressive.  But few companies deliver that degree of success over a long period.  In fact, only about 5% of S&P 500 firms have generated 15%-per-year earnings growth for the last 20 years.

2003 Annual Report  1

We look for companies achieving double-digit earnings growth and good returns on equity while employing only moderate debt.  When such screens are applied to the 379 companies previously identified, just 183 make the cut.  By applying additional qualitative screens, we further narrow this list to about 140 companies.

A FAVORABLE BUY PRICE

As important as it is to invest in stocks of proven growth companies, it's just as important to await a proper purchase price.  We, as value investors, strive to avoid overpaying.  Why?  Because it's hard to generate good returns buying stocks with, say, a P/E of 35.  If a 35-P/E stock dropped to a P/E of 17 over five years, one still wouldn't profit even if earnings grew 15% per year.

We determine buy prices using a combination of valuation methods, including comparison of company cash earnings to interest rates.  For each individual stock that we monitor, we often get only one or two attractive buying opportunities every ten years.  Thus, patience and discipline are essential.

TOP MANAGERS WHO REPURCHASE STOCK

The competence and attitude of company management has a huge impact on the success of a business.  The best CEOs are focused and results-oriented, viewing company achievements as a reflection upon themselves.  Such management is typically "shareholder friendly".  Thus, when their stock is underpriced, they realize that shareholders often benefit most if free cash is used to repurchase shares.  Consequently, before we invest, we look for management's commitment to buying back the firm's own attractively priced stock.

Returning to our discussion of recent performance, we never know what will transpire in any one-year period.  Nonetheless, we are confident that we'll deliver satisfactory returns over a series of rolling five-year periods.  A longer-term focus is the key.

Sincerely,

Steven G. Check

Portfolio Manager

2003 Annual Report  2

BLUE CHIP INVESTOR FUND

PERFORMANCE INFORMATION

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

12/31/03 NAV $103.88

    Since

1 Year(A)

Inception(A)

Blue Chip Investor Fund

            25.01%

                 2.41%

S&P 500(B)

28.63%

     0.41%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Blue Chip Investor Fund was January 1, 2002.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

Past Performance Does Not Guarantee Future Results.  Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost.  Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

2003 Annual Report  3

Blue Chip Investor Fund

			Schedule of Investments
			December 31, 2003
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Consumer Financial Services
35,400	MBNA Corp.	$ 879,690	4.21%

Drugs/Sundries
5,000	Cardinal Health, Inc.	305,800	1.46%

Finance - Mortgage Loan / Banker
14,200	Federal National Mortgage Association	1,065,852	5.10%

Financial Services
19,300	American Express Co.	930,839	4.45%

Holding Companies NEC
30	Berkshire Hathaway Class A	2,527,500	12.09%

Home Healthcare
12,500	Lincare Holdings, Inc. *	376,000
15,000	Renal Care Group, Inc. *	618,000
		994,000	4.75%
Insurance
25,000	Aflac, Inc.	904,500
17,500	Marsh & Mclennan Co's, Inc.	838,075
20,000	MBIA Inc.	1,184,600
9,000	Progressive Corp.	752,310
		3,679,485	17.59%

Money Center Banks
15,000	Wells Fargo And Company	883,350	4.22%

Pharmaceutical Preparations
20,000	Merck & Co., Inc.	924,000
10,000	Pfizer Inc.	353,300
		1,277,300	6.11%

Medical Instruments & Apparatus
20,000	Becton Dickinson & Co.	822,800	3.93%

National Commercial Banks
15,000	First Tennessee National Corp.	661,500	3.16%

Regional Banks
8,720	Zion Bancorp.	534,885	2.56%

Retail Drug Stores
13,000	Express Scripts *	863,590	4.13%

Savings & Loans/Savings Banks
20,000	Washington Mutual	802,400	3.84%

*Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2003 Annual Report  4

Blue Chip Investor Fund

Schedule of Investments
December 31, 2003
Shares/Principal Amount	Market Value	% of Assets

COMMON STOCKS

State Commercial Banks
14,000	Fifth Third Bank	827,400	3.96%

Tax Prep Services
20,000	Block (H.R.) Inc.	1,107,400	5.30%

Total for Common Stock		18,163,791	86.86%
(Identified Cost - $ 15,519,415)

Cash Equivalents
2,669,367	Dreyfus Cash Management Class-A Rate .84% **	2,669,367	12.77%

	Total Investments	20,833,158	99.63%
	(Identified Cost -$ 18,188,782)

	Cash and other Assets less Liabilities	78,205	0.37%

	Net Assets	$ 20,911,363	100.00%

*Non-Income Producing Securities.

**Variable Rate Security; The Coupon Rate shown

represents the rate at December 31, 2003.

The accompanying notes are an integral part of the

financial statements.

2003 Annual Report  5

Blue Chip Investor Fund

Statement of Assets and Liabilities
December 31, 2003

Assets:
Investment Securities at Market Value	$ 20,833,158
(Identified Cost -$ 18,188,782)
Cash	5,332
Dividends & Interest Receivable	41,798
Receivable from Securities Sold	51,487
Receivable for Shareholder Purchases	5,055
Prepaid expenses	7,463
Total Assets	20,944,293
Liabilities
Administrative Fees	1,991
Advisory Fee Payable	11,343
Accrued Expenses	19,596
Total Liabilities	32,930
Net Assets	$ 20,911,363
Net Assets Consist of:
Capital Paid In	18,589,941
Undistributed Net investment Income	1,688
Realized Gain (Loss) on Investments - Net	(324,642)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	2,644,376
Net Assets, for 201,308 Shares Outstanding	$ 20,911,363
(no par value, unlimited shares authorized)
Net Asset Value and Redemption Price
Per Share ($20,911,363/201,308 shares)	$ 103.88

Statement of Operations
For the Year Ended December 31, 2003
Investment Income:
Dividends	$ 209,256
Interest	6,337
Total Investment Income	215,593
Expenses: (Note 3)
Investment Adviser Fees	158,525
Transfer Agent Fees & Accounting	32,499
Administration fees	23,992
Audit Fees	14,001
Registration Fees	7,617
Custody Fees	10,099
Interest Expense	16,964
Legal Fees	10,000
Printing and Postage Expense	1,515
Other Fees	1,639
Trustee Fees	2,000
Insurance Expense	2,000
Total Expenses	280,851
Less:
Advisory Fee Waiver (Note 3)	(105,375)
Net Expenses	175,476
Net Investment Income	40,117

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Common Stock	134,578
Realized Gain (Loss) on Options	2,036
Unrealized Appreciation (Depreciation) on Investments	3,657,345
Net Realized and Unrealized Gain (Loss) on Investments & Options	3,793,959

Net Increase (Decrease) in Net Assets from Operations	$ 3,834,076

The accompanying notes are an integral part of the

financial statements.

2003 Annual Report  6

Blue Chip Investor Fund

Statement of Changes in Net Assets
	1/1/2003	1/1/2002*
	To	to
	12/31/2003	12/31/2002
From Operations:
Net Investment Income	$ 40,117	$ 86,891
Net Realized Gain (Loss) on Investments	134,578	(823,667)
Net Realized Gain (Loss) on Options	2,036	362,411
Net Unrealized Appreciation (Depreciation)	3,657,345	(1,012,969)
Increase (Decrease) in Net Assets from Operations	3,834,076	(1,387,334)
From Distributions to Shareholders:
Net Investment Income	(38,429)	(87,169)
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	(38,429)	(87,169)
From Capital Share Transactions:
Proceeds From Sale of Shares	11,375,666	13,321,944
Shares Issued on Reinvestment of Dividends	38,334	87,169
Cost of Shares Redeemed	(5,790,644)	(442,250)
Net Increase from Shareholder Activity	5,623,356	12,966,863

Net Increase (Decrease) in Net Assets	9,419,003	11,492,360

Net Assets at Beginning of Period	11,492,360	0
Net Assets at End of Period (Including accumulated	$ 20,911,363	$ 11,492,360
undistributed Net Investment Income of $1,688 and $0 respectively)

Share Transactions:
Issued	126,960	142,193
Reinvested	370	1,056
Redeemed	(64,069)	(5,202)
Net increase (decrease) in shares	63,261	138,047
Shares outstanding beginning of period	138,047	0
Shares outstanding end of period	201,308	138,047

Financial Highlights
Selected data for a share outstanding throughout the period:	1/1/2003	1/1/2002*
	to	to
	12/31/2003	12/31/2002
Net Asset Value -
Beginning of Period	$ 83.25	$ 100.00
Net Investment Income	0.23	1.31
Net Gains or (Losses) on Securities
(realized and unrealized)	20.59	(17.42)
Total from Investment Operations	20.82	(16.11)

Distributions (From Net Investment Income)	(0.19)	(0.64)
Distributions (From Capital Gains)	0.00	0.00
Total Distributions	(0.19)	(0.64)

Net Asset Value -
End of Period	$ 103.88	$ 83.25
Total Return	25.01%	(16.11)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	20,911	11,492

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.77%	2.82%
Ratio of Net Income to Average Net Assets	-0.41%	-1.25%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.11%	0.09%
Ratio of Net Income to Average Net Assets	0.25%	1.48%

Portfolio Turnover Rate	105.42%	52.67%

*commencement of operations.

The accompanying notes are an integral part of the

financial statements.

2003 Annual Report  7

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR FUND

December 31, 2003

1.) ORGANIZATION

Blue Chip Investor Fund (the "Fund") is a non-diversified series of the Blue Chip Investor Fund (the "Trust"), formerly Premier Funds, a management investment company.  The Trust was organized in Ohio as a business trust on November 1, 2001 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, the Fund is one of two series authorized by the Trust. The Fund's primary investment objective is to seek long-term growth of capital.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

2003 Annual Report  8

Notes to the Financial Statements  - continued

SHARE VALUATION:

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations are recorded on ex-dividend date.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Check Capital Management, Inc. (the "Adviser"). For its services, the Adviser receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund. As a result of the above calculation, for the fiscal year ended December 31, 2003, the Adviser earned management fees totaling $158,525, of which $11,343 is still payable to the Adviser. The Adviser has agreed to waive all management fees and reimburse all expenses to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.00% of its average daily net assets through December 31, 2003. For calendar year 2004, the Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.50% of its average daily net assets. For the fiscal year ended December 31, 2003 the Adviser waived management fees of $105,375.

4.) RELATED PARTY TRANSACTIONS

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc.  The Fund pays 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million subject to a minimum monthly fee of $2,000.  The Fund also pays all out of pocket expenses directly attributable to the Fund.  An officers and director of Premier Fund Solutions, Inc. is also an officer and trustee of the Fund.  For the fiscal year ended December 31, 2003 the administrator earned $23,992 of which $1,991 is still payable to the administrator.

2003 Annual Report  9

Notes to the Financial Statements  - continued

5.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Paid in capital at December 31, 2003 was $18,589,941 representing 201,308 shares outstanding.

6.) PURCHASES AND SALES OF SECURITIES

For the fiscal year ended December 31, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $19,586,873 and $16,623,655, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at December 31, 2003 was $18,204,944.  At December 31, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                    (Depreciation)

Net Appreciation (Depreciation)

 $2,730,328                        ($102,114)                         $2,628,214

The difference between book and tax basis of securities consist of $16,162 of wash sales.

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2003, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, 70.92% of the Fund.

9.) OPTIONS WRITTEN

Transactions in options written during the year ended December 31, 2003.

Number of

Premiums

`

 Contracts

 Received

Options outstanding at January 1, 2003

          100

   $39,490

Options written

       1,718

 $462,368

Options terminated in closing purchase transactions

                    (982)

            ($274,133)

Options expired

        (369)

($134,293)

Options exercised

        (467)

  ($93,432)

Options outstanding at December 31, 2003

                         0         $           0

2003 Annual Report  10

Notes to the Financial Statements - continued

10.) DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during fiscal years 2003 and 2002 were as follows.

Distributions paid from:

         2003                        2002

Ordinary Income:                                       $  38,429                 $  87,169

Short-term Capital Gain                                       -0-                           -0-

Long-term Capital Gain                                        -0-                           -0-

                                                               $  38,429                 $  87,169

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                      $       1,688

Undistributed long-term capital  gain/(accumulated losses)                 (308,480)

Unrealized appreciation/(depreciation)                                              2,628,214

                                                                                                 $  2,321,422

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sales.

11.) LOSS CARRYFORWARDS

At December 31, 2003 the Fund had available for federal income tax purposes an unused capital loss carry forward of $308,480 which will expire in 2010.  Capital loss carry forwards are available to offset future realized capital gains.  To the extent that these carry forwards are used to offset future capital gains it is probable that the amount, which is offset, will not be distributed to shareholders.

12.) AVERAGE BORROWINGS

A Loan and Pledge agreement dated February 6, 2003 is in place between the Fund and the Custodial Trust Company.  The Fund may seek to obtain loans for the purpose of funding redemptions or purchasing securities up to the maximum amount that the Fund is permitted to borrow under the Investment Company Act of 1940 using the securities in its portfolio as collateral.  The maximum interest rate of such loans is set at a rate per annum equal to 30 day LIBOR plus 1.25%.  During the year ending December 31, 2003 the Fund had an average loan balance of $675,649 and paid an average interest rate of 2.51%.  As of December 31, 2003 there was no outstanding loan balance due.

2003 Annual Report  11

McCurdy & Associates

27955 Clemens Road

CPA’s, Inc.

Westlake, Ohio 44145-1121

CERTIFIED PUBLIC ACCOUNTANTS

Phone: (440) 835-8500

Fax: (440) 835-1093

INDEPENDENT AUDITOR'S REPORT

To The Shareholders and

Board of Trustees

Blue Chip Investor Fund:

(a series of Blue Chip Investor Fund)

We have audited the accompanying statement of assets and liabilities of Blue Chip Investor Fund, including the schedule of portfolio investments, as of December 31, 2003,  and the related statement of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash owned as of December 31, 2003, by correspondence with the custodian and broker.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blue Chip Investor Fund as of December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

McCurdy & Associates CPA's, Inc.

Westlake, Ohio

January 3, 2004

2003 Annual Report  12

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk. Each Trustee servers until the Trustee sooner dies, resigns, retires or is removed.  Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Ross C. Provence*,(65) 480 North Magnolia Ave., Suite 103, El Cajon, California 92020	President and Trustee	Since 2001	General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current). Estate planning attorney (1963 to current).	2	Wireless Fund
Jeffrey R. Provence*,(34) 480 North Magnolia Ave., Suite 103, El Cajon, California 92020	Secretary, Treasurer and Trustee	Since 2001	General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current). CEO, Premier Fund Solutions, Inc. (2001-Present).	2	Private Asset Management Funds, Sycuan Funds, Wireless Fund

* Ross C. Provence and Jeffrey R. Provence are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 due to their positions as officers of the trust.

Independent Trustees

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Allen C. Brown, (60) 222 West Madison Ave., El Cajon, California 92020	Independent Trustee	Since 2001	Principal of Stebleton & Brown (1994 to current). Estate planning and business attorney (1970 to current).	2	Sycuan Funds
George Cossolias, CPA, (68) 9455 Ridgehaven Court, Suite 101, San Diego, California 92123	Independent Trustee	Since 2001	Owner of George Cossolias & Company, CPAs (1972 to current). President of Lubrication Specialists, Inc. (1996 to current).	2	Sycuan Funds, Wireless Fund

The Statement of Additional Information contains additional and more detailed information about the trustees and is available without charge by calling the transfer agent at 1-877-59-FUNDS.

Unaudited

2003 Annual Report  13

Board of Trustees

George Cossolias, CPA

Allen C. Brown

Ross C. Provence

Jeffrey R. Provence

Investment Adviser

Check Capital Management Inc.

575 Anton Boulevard, Suite 570

Costa Mesa, CA 92626-7169

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

Custodial Trust Co.

101 Carnegie Center

Princeton, NJ 08540-6231

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

McCurdy & Associates CPA's, Inc.

27955 Clemens Rd.

Westlake, OH  44145

BLUE CHIP INVESTOR FUND

575 Anton Boulevard, Suite 570

Costa Mesa, California 92626

BLUE CHIP INVESTOR

HORIZON FUND

Annual Report

December 31, 2003

Blue Chip Investor Horizon Fund

Annual Report

December 31, 2003

Dear Shareholder:

2004 begins the first full calendar year of operation for Blue Chip Investor Horizon Fund.  Horizon Fund was created to be an alternative to bond investing.  Its goal is to deliver annual returns in the 6-to-8% range, with low volatility and a low chance of loss.

For the period from inception (November 24, 2003) through December 31, 2003, the Fund gained 0.28%.  During this startup month, the Fund was well over 50% in cash.  While we never know the timing, we hope to be fully invested within six to nine months.

The Fund's primary investment strategy is to buy underpriced stocks of proven blue-chip growth companies and then hedge these positions using stock options.  Options lower risk and may also stabilize returns or generate income.

We expect to produce solid, low-volatility returns.  Furthermore, we believe that the Fund's profits will largely be treated as capital gains rather than ordinary income.  The tax rates should thus be lower than the tax rates on bond income.

The Fund is appropriate for individuals and institutions seeking an intermediate-term (two-to-four years) time horizon for a portion of their assets.  We look forward to helping you toward your investment objectives in 2004 and beyond.

Sincerely,

Steven G. Check

Portfolio Manager

2003 Annual Report  1

BLUE CHIP INVESTOR HORIZON FUND

PERFORMANCE INFORMATION

TOTAL RETURN (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

12/31/03 NAV $100.22

Total Return

        Since Inception(A)

Blue Chip Investor Horizon Fund

               0.28%

S&P 500(B)

   7.61%

Lehman Brothers Aggregate Bond Index(C)

                           0.39%

(A)Total returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Blue Chip Investor Horizon Fund was November 24, 2003.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

(C)The Lehman Brother Aggregate Bond Index is a benchmark index made up of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding Par value of at least $100 million.

Past Performance Does Not Guarantee Future Results.  Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost.  Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

2003 Annual Report  2

Blue Chip Investor Horizon Fund

				Schedule of Investments
				December 31, 2003
Shares/Principal Amount			Market Value	% of Assets

COMMON STOCKS
Consumer Financial Services
500	MBNA Corp.		$ 12,425	1.77%

Finance - Mortgage Loan / Banker
300	Federal National Mortgage Association		22,518	3.21%

Financial Services
700	American Express Co.		33,761	4.81%

Major Drugs
500	Johnson & Johnson		25,830	3.68%

Money Center Banks
500	Wells Fargo And Company		29,445	4.20%

State Commerical Banks
400	Fifth Third Bank		23,640	3.37%

Total for Common Stock			147,619	21.04%
(Identified Cost - $ 142,575)

		Shares
PUT OPTIONS Common Stock/Expiration/Exercise		Subject
		to Put
	Federal Nat'l Mortgage Assoc./January 2005/$70.00	300	$ 1,380
	MBNA Corp./January 2005/$25.00	500	1,350
	Wells Fargo/January 2005/$55.00	500	1,300
Total for Options			4,030	0.57%
(Identified Cost - $ 5,700)

Cash Equivalents
543,955	Dreyfus Cash Management Class-A Rate .84% **		543,955	77.54%

	Total Investments		695,604	99.15%
	(Identified Cost -$ 692,230)

	Cash and Other Assets less Liabilities		5,960	0.85%

	Net Assets		$ 701,564	100.00%

*Non-Income Producing Securities.

**Variable Rate Security; The Coupon Rate shown

represents the rate at December 31, 2003.

The accompanying notes are an integral part of the

financial statements.

2003 Annual Report  3

Blue Chip Investor Horizon Fund

Statement of Assets and Liabilities
December 31, 2003

Assets:
Investment Securities at Market Value	$ 695,604
(Identified Cost -$ 692,230)
Cash	41,545
Dividends Receivable	236
Interest Receivable	244
Receivable from Adviser	739
Prepaid Expense	3,225
Total Assets	741,593
Liabilities
Administration Fees Payable	2,432
Accrued Expenses	12,087
Due To Brokers	25,510
Total Liabilities	40,029
Net Assets	$ 701,564
Net Assets Consist of:
Capital Paid In	698,112
Accumulated Undistributed Net Investment Income	78
Realized Gain (Loss) on Investments - Net	-
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	3,374
Net Assets, for 7,000 Shares Outstanding	$ 701,564
(No par value, unlimited shares authorized)
Net Asset Value and Redemption Price
Per Share ($701,564/7,000 shares)	$ 100.22

Statement of Operations
For the period ending December 31, 2003
Investment Income:
Dividends	$ 236
Interest	243
Total Investment Income	479
Expenses: (Note 3)
Investment Adviser Fees	370
Transfer agent fees & accounting	2,067
Administration fees	2,432
Audit fees	7,215
Registration fees	507
Custody fees	973
Legal fees	1,014
Printing and postage expense	407
Other fees	354
Trustee fees	203
Insurance expense	51
Total Expenses	15,593
Less:
Advisery fee waiver (Note 3)	(15,593)
Net Expenses	-
Net Investment Income	479

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Investments	-
Realized Gain (Loss) on Options	-
Change in Unrealized Appreciation (Depreciation) on Investments	5,044
Change in Unrealized Appreciation (Depreciation) on Options	(1,670)
Net Realized and Unrealized Gain (Loss) on Investments & Options	3,374

Net Increase (Decrease) in Net Assets from Operations	$ 3,853

The accompanying notes are an integral part of the

financial statements.

2003 Annual Report  4

Blue Chip Investor Horizon Fund

Statement of Changes in Net Assets
	11/24/2003*
	to
	12/31/2003
From Operations:
Net Investment Income	$ 479
Net Realized Gain (Loss) on Investments	0
Net Realized Gain (Loss) on Options	0
Net Unrealized Appreciation (Depreciation) on investments	5,044
Net Unrealized Appreciation (Depreciation) on options	(1,670)
Increase (Decrease) in Net Assets from Operations	3,853
From Distributions to Shareholders:
Net Investment Income	(401)
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	(401)
From Capital Share Transactions:
Proceeds From Sale of Shares	699,720
Shares Issued on Reinvestment of Dividends	401
Cost of Shares Redeemed	(2,009)
Net Increase from Shareholder Activity	698,112

Net Assets at End of Period	$ 701,564

Share Transactions:
Issued	7,016
Reinvested	4
Redeemed	(20)
Shares outstanding end of period	7,000

Financial Highlights
Selected data for a share outstanding throughout the period:	11/24/2003*
	to
	12/31/2003
Net Asset Value -
Beginning of Period	$ 100.00
Net Investment Income	0.13
Net Gains or (Losses) on Securities
(realized and unrealized)	0.15
Total from Investment Operations	0.28

Distributions (From Net Investment Income)	(0.06)
Distributions (From Capital Gains)	0.00
Total Distributions	(0.06)

Net Asset Value -
End of Period	$ 100.22
Total Return	0.28%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	702

Before Reimbursement
Ratio of Expenses to Average Net Assets	40.07%	**
Ratio of Net Income to Average Net Assets	-38.84%	**
After Reimbursement
Ratio of Expenses to Average Net Assets	0.00%	**
Ratio of Net Income to Average Net Assets	1.23%	**

Portfolio Turnover Rate	0.00%

* Commencement of operations.
** Annualized
*** Not Annualized

The accompanying notes are an integral part of the

financial statements.

2003 Annual Report  5

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR HORIZON FUND

December 31, 2003

1.) ORGANIZATION

Blue Chip Investor Horizon Fund (the "Fund") is a non-diversified series of the Blue Chip Investor Fund (the "Trust"), formerly Premier Funds, a management investment company.  The Trust was organized in Ohio as a business trust on November 1, 2001 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, the Fund is one of two series authorized by the Trust. The Fund's primary investment objective is moderate growth of capital.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION:

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

2003 Annual Report  6

Notes to the Financial Statements  - continued

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Check Capital Management, Inc. (the "Adviser").  For its services, the Adviser receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund.  As a result of the above calculation, for the period ended December 31, 2003, the Adviser earned management fees totaling $370.  For the period ended December 31, 2003 the Adviser waived management fees of $370.  The Adviser also voluntarily reimbursed the Fund an additional $15,223 to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 0.00% of its average daily net assets through December 31, 2003.   The Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.00% of its average daily net assets through December 31, 2004.

4.) RELATED PARTY TRANSACTIONS

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc.  The Fund pays 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million subject to a minimum monthly fee of $2,000.  The Fund also pays all out of pocket expenses directly attributable to the Fund.  An officer and director of Premier Fund Solutions, Inc. is also an officer and trustee of the Fund.  For the period ended December 31, 2003 the administrator earned $2,432, all of which is still payable to the administrator.

5.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Paid in capital at December 31, 2003 was $698,112 representing 7,000 shares outstanding.

6.) PURCHASES AND SALES OF SECURITIES

For the fiscal year ended December 31, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $148,275 and $0, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

2003 Annual Report  7

Notes to the Financial Statements  - continued

7.) SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at December 31, 2003 was $692,230.  At December 31, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                      (Depreciation)

Net Appreciation (Depreciation)

 $5,329                                  ($1,955)                                       $3,374

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2003, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, 78.56% of the Fund.

9.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during fiscal year 2003 was as follows.

Distributions paid from:

                                                              2003

Ordinary Income:                                       $      401

Short-term Capital Gain                                                  -0-

Long-term Capital Gain                                                   -0-

                                                                  $       401

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                       $           78

Undistributed long-term capital  gain/(accumulated losses)                          -0-

Unrealized appreciation/(depreciation)                                                      3,374

                                                                                                           $      3,452

2003 Annual Report  8

McCurdy & Associates

            27955 Clemens Road

CPA’s, Inc.

Westlake, Ohio 44145-1121

CERTIFIED PUBLIC ACCOUNTANTS

Phone: (440) 835-8500

Fax: (440) 835-1093

INDEPENDENT AUDITOR'S REPORT

To The Shareholders and

Board of Trustees

Blue Chip Investor Horizon Fund:

(A series of  Blue Chip Investor Fund)

We have audited the accompanying statement of assets and liabilities of Blue Chip Investor Horizon Fund, including the schedule of portfolio investments, as of December 31, 2003, and the related statements of operations, changes in net assets, and the financial highlights for the period November 24, 2003 (commencement of operations) through December 31, 2003 in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash owned as of December 31, 2003, by correspondence with the custodian and broker.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blue Chip Investor Horizon Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and the financial highlights for the period November 24, 2003(commencement of operations) through December 31, 2003 as indicated, in conformity with accounting principles generally accepted in the United States of America.

McCurdy & Associates CPA's, Inc.

Westlake, Ohio

January 3, 2004

2003 Annual Report  9

TRUSTEES AND OFFICERS

Unaudited

     The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk. Each Trustee servers until the Trustee sooner dies, resigns, retires or is removed.  Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Ross C. Provence*,(65) 480 North Magnolia Ave., Suite 103, El Cajon, California 92020	President and Trustee	Since 2001	General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current). Estate planning attorney (1963 to current).	2	Wireless Fund
Jeffrey R. Provence*,(34) 480 North Magnolia Ave., Suite 103, El Cajon, California 92020	Secretary, Treasurer and Trustee	Since 2001	General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current). CEO, Premier Fund Solutions, Inc. (2001-Present).	2	Private Asset Management Funds, Sycuan Funds, Wireless Fund

* Ross C. Provence and Jeffrey R. Provence are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 due to their positions as officers of the Trust.

Independent Trustees

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Allen C. Brown, (60) 222 West Madison Ave., El Cajon, California 92020	Independent Trustee	Since 2001	Principal of Stebleton & Brown (1994 to current). Estate planning and business attorney (1970 to current).	2	Sycuan Funds
George Cossolias, CPA, (68) 9455 Ridgehaven Court, Suite 101, San Diego, California 92123	Independent Trustee	Since 2001	Owner of George Cossolias & Company, CPAs (1972 to current). President of Lubrication Specialists, Inc. (1996 to current).	2	Sycuan Funds, Wireless Fund

The Statement of Additional Information contains additional and more detailed information about the trustees and is available without charge by calling the transfer agent at 1-877-59-FUNDS.

2003 Annual Report  10

Board of Trustees

George Cossolias, CPA

Allen C. Brown

Ross C. Provence

Jeffrey R. Provence

Investment Adviser

Check Capital Management Inc.

575 Anton Boulevard, Suite 570

Costa Mesa, CA 92626-7169

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

Custodial Trust Co.

101 Carnegie Center

Princeton, NJ 08540-6231

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

McCurdy & Associates CPA's, Inc.

27955 Clemens Rd.

Westlake, OH  44145

BLUE CHIP INVESTOR HORIZON FUND

575 Anton Boulevard, Suite 570

Costa Mesa, California 92626

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that George Cossolias is an audit committee financial expert. Mr. Cossolias is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/2003	FYE 12/31/2002
Audit Fees	$13,210	$1,300
Audit-Related Fees	$0	$0
Tax Fees	$550	$0
All Other Fees	$441	$0

Nature of Tax Fees: Preparation of tax statements.

Nature of All Other Fees: Review of Semi-Annual Report.

(e)  The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant. For the fiscal year ended December 31, 2003, 100% of the audit related, tax, and other non-audit services provided by the principal accountant were pre-approved by the audit committee.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Related Fees	FYE 12/31/2003	FYE 12/31/2002
Registrant	$991	$0
Registrant’s Investment Adviser	$0	$0

(h)  Not applicable. The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable for periods ending before January 1, 2004.

Item 10. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)

(1) Any code of ethics or amendment thereto. Filed herewith.

(1)

Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(a)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blue Chip Investor Fund

By: /s/ Ross C. Provence

      Ross C. Provence

      President

Date: 3/8/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ross C. Provence

      Ross C. Provence

      President

Date: 3/8/04

By: /s/ Jeffrey R. Provence

      Jeffrey R. Provence

      Chief Financial Officer

Date: 3/8/04